     HARTFORD
     LIFE INSURANCE COMPANY
     HARTFORD LIFE INSURANCE COMPANY
    [LOGO]
     SEPARATE ACCOUNT TWO (VARIABLE ACCOUNT QP)




   The variable annuity contracts (the "Contract" or "Contracts") described in this Prospectus are designed for purchase for retirement planning purposes only.



   The Contracts are issued by Hartford Life Insurance Company ("Hartford"). Payments for the Contracts will be held in a series of Hartford Life Insurance Company Separate Account Two ("Variable Account QP" or the "Separate Account") of Hartford.


   The Contracts are designed for use in conjunction with Qualified Pension and Profit-Sharing Plans, HR-10 Plans, Tax-Deferred Annuity Plans (for public school teachers and employees and employees of certain other tax-exempt and qualifying employers), deferred compensation plans for state and local governments (the Contract reserves for which are afforded qualified plan reserve treatment) and Individual Retirement Annuities or Accounts ("IRA's").

   The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment for that Account.

 Bond Fund Sub-Account     --  shares of Hartford Bond Fund, Inc. ("Bond Fund")
                               (formerly the Fixed Income Fund)
 Stock Fund Sub-Account    --  shares of Hartford Stock Fund, Inc. ("Stock
                               Fund")
 Money Market Fund Sub-    --  shares of HVA Money Market Fund, Inc. ("Money
   Account*                    Market Fund")


 *not available under Contracts issued on or after December 7, 1981



 This Prospectus sets forth the information concerning the Separate Account that investors ought to know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn: RPVA Administration, P.O. Box 2999, Hartford, CT 06104-2999. The Table of Contents for the Statement of Additional Information may be found on page 33 of this Prospectus. The Statement of Additional Information is incorporated by reference to this Prospectus.

 ------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 ------------------------------------------------------------------------------


 Prospectus Dated: May 1, 1997
 Statement of Additional Information Dated: May 1, 1997

                               TABLE OF CONTENTS


 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
 GLOSSARY OF SPECIAL TERMS...............................................    3
 FEE TABLE...............................................................    5
 SUMMARY.................................................................    8
 ACCUMULATION UNIT VALUES................................................    9
 INTRODUCTION............................................................   10
 THE QP VARIABLE ACCOUNT CONTRACT AND
    SEPARATE ACCOUNT TWO (QP VARIABLE ACCOUNT)...........................   10
   What is the Variable Account QP Contract?.............................   10
   Who can buy these Contracts?..........................................   10
   What is the Separate Account and how does it operate?.................   10
 OPERATION OF THE CONTRACT...............................................   11
   How is a Contribution credited?.......................................   11
   May I make changes in the amounts of my Contributions?................   12
   Are there any limits on Contributions?................................   12
   May I transfer assets between Sub-Accounts?...........................   12
   May I obtain a Contract in exchange for another Contract?.............   12
   What happens if a Contract Owner fails to make Contributions?.........   13
   May I assign or transfer my Contract?.................................   13
   How do I know what my account is worth?...............................   13
   How is the Accumulation Unit value determined?........................   13
   How are the underlying Fund shares valued?............................   13
 PAYMENT OF BENEFITS.....................................................   14
   What would my Beneficiary receive as death proceeds?..................   14
   How can a Contract be redeemed or surrendered?........................   14
   Is a partial termination of a Contract allowed?.......................   15
   Can payment of the redemption or surrender value ever be postponed by
    Hartford beyond the seven day period?................................   16
   May I surrender once Annuity payments have started?...................   16
   May I reinvest after a redemption?....................................   16
   Can a Contract be suspended by a Contract Owner?......................   16
   How do I elect an Annuity Commencement Date and Form of Annuity?......   16
   What is the minimum amount that I may select for an Annuity
    payment?.............................................................   17
   What are the available Annuity Options under the Contract?............   17
   How are Annuity payments determined?..................................   18
   Can a Contract be modified?...........................................   19
 CHARGES UNDER THE CONTRACT..............................................   20
   How are the charges under these Contracts made?.......................   20
   Are there any differences in charges made?............................   21
   What is the mortality and expense risk charge?........................   21
   Are there any administrative charges?.................................   22
   How much are the deductions for Premium Taxes on these Contracts?.....   22
 HARTFORD LIFE INSURANCE COMPANY AND THE FUNDS...........................   22
   What is Hartford?.....................................................   22
   What are the Funds?...................................................   23
 FEDERAL TAX CONSIDERATIONS..............................................   24
   A. General............................................................   24
   B. Taxation of Hartford and the Separate Account......................   24
   C. Information Regarding Tax-Qualified Plans..........................   24
   D. Diversification Requirements.......................................   27
   E. Ownership of the Assets in the Separate Account....................   27
   F. Non-Natural Persons, Corporations..................................   28
   G. Annuity Purchases by Nonresident Aliens and Foreign Corporations...   28
 MISCELLANEOUS...........................................................   28
   What are my voting rights?............................................   28
   Will other Contracts be participating in this Separate Account?.......   28
   How are the Contracts sold?...........................................   28
   Who is the custodian of the Separate Account's assets?................   29
   Are there any material legal proceedings affecting the Separate
    Account?.............................................................   29
   Are you relying on any experts as to any portion of this
    Prospectus?..........................................................   29
   How may I get additional information?.................................   29
 APPENDIX................................................................   30
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............   33

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the commencement of Annuity payments.

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ACTIVE LIFE FUND: A term used to describe the sum of all Participant's Individual Account value(s) in the Separate Account under a Contract during the Accumulation Period.

ANNUAL CONTRACT FEE: A fee charged for establishing and maintaining a Participant's Individual Account under a Contract.

ANNUITANT: A Participant on whose behalf Annuity payments are to be made under a Contract.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for payments for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence.

ANNUITY PERIOD: The period following the commencement of Annuity payments.

ANNUITY UNIT: An accounting unit of measure in the Separate Account used to calculate the amount of variable Annuity payments.

BENEFICIARY: The person(s) designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months commencing with the effective date of the Contract or with any anniversary thereof.


CONTRIBUTION(S): The amount(s) paid or transferred to Hartford on behalf of Participant(s) or purchase payments by individuals pursuant to the terms of the Contracts.


FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.


FUNDS: Currently, the Funds described commencing on page 23 of this Prospectus.



GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of Hartford other than those allocated to the Separate Accounts of Hartford.



HARTFORD: Hartford Life Insurance Company.


MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of Participant prior to age 65 and before Annuity payments have commenced.

PARTICIPANT: A person for whom an Individual Account has been established.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months commencing with the Date of Coverage of a Participant and each successive 12 month period thereafter.

PARTICIPANT'S INDIVIDUAL ACCOUNT: An account to which the Separate Account Accumulation Units held by the Contract Owner on behalf of Participant under the Contract are allocated.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

QUALIFIED PLAN: A voluntary plan of an Employer which qualifies for special tax treatment under Section 401 of the Internal Revenue Code.


SEPARATE ACCOUNT: The Hartford Separate Account entitled "Hartford Life Insurance Company Separate Account Two".

SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between successive Valuation Days.

VARIABLE ACCOUNT QP: A series of Hartford Life Insurance Company Separate Account Two.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE
       Separate Account Two (QP Variable Account) -- Group Variable Only
                          Bond Fund Sub-Account 1.00%
                      Contract Owner Transaction Expenses



 Sales Load (as a percentage of premium payments or amount
   surrendered, as applicable)
     On the first $2,500...........................................   5.000%
 Exchange Fee......................................................  $    0
 Annual Contract Fee...............................................  $   10(1)

 Annual Expenses--Separate Account (as a percentage of average account value)
     Mortality and Expense Risk Fees...............................   1.000%
                                                                     ---------
                                                                     ---------

                      Hartford Bond Fund Annual Expenses
                        (as a percentage of net assets)

 Management Fees...................................................   0.490%
 Other Expenses....................................................   0.030%

 Total (Portfolio Company) Annual Expenses.........................   0.520%
                                                                     ---------
                                                                     ---------


------------


(1) The annual maintenance charge is a single $10 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. In the Example, the annual maintenance fee is approximated as a 0.04% annual asset charge based on the experience of the Contracts.



EXAMPLE



 If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
 at the end of the applicable       at the end of the applicable       Contract, you would pay the
 time period, you would pay the     time period, you would pay the     following expenses on a $1,000
 following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
 investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
 annual return on assets:           annual return on assets:

 1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
  $66    $ 100   $ 136    $ 237      $ 66   $  99   $ 135    $ 236      $ 66   $ 100   $ 136    $ 237



 Separate Account Two (QP Variable Account) -- Combination Individual and Group
                Allocated Contracts Bond Fund Sub-Account 1.00%
                      Contract Owner Transaction Expenses



 Sales Load (as a percentage of premium payments or amount
   surrendered, as applicable)
     On the first $2,500...........................................   7.000%
 Exchange Fee......................................................  $    0
 Annual Contract Fee...............................................  $   10(1)

 Annual Expenses--Separate Account (as a percentage of average account value)
     Mortality and Expense Risk Fees...............................   1.000%
                                                                     ---------
                                                                     ---------

                         Hartford Bond Annual Expenses
                        (as a percentage of net assets)

 Management Fees...................................................   0.490%
 Other Expenses....................................................   0.030%

 Total (Portfolio Company) Annual Expenses.........................   0.520%
                                                                     ---------
                                                                     ---------


------------


(1) The annual maintenance charge is a single $10 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. In the Example, the annual maintenance fee is approximated as a 0.04% annual asset charge based on the experience of the Contracts.



EXAMPLE



 If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
 at the end of the applicable       at the end of the applicable       Contract, you would pay the
 time period, you would pay the     time period, you would pay the     following expenses on a $1,000
 following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
 investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
 annual return on assets:           annual return on assets:

 1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
  $86    $ 120   $ 156    $ 257      $ 86   $ 119   $ 155    $ 256      $ 86   $ 120   $ 156    $ 257

        Separate Account Two (QP Variable Account -- Group Variable Only
                          Stock Fund Sub-Account 1.00%
                      Contract Owner Transaction Expenses



 Sales Load (as a percentage of premium payments or amount
   surrendered, as applicable)
     On the first $2,500...........................................   5.000%
 Exchange Fee......................................................  $    0
 Annual Contract Fee...............................................  $   10(1)

 Annual Expenses--Separate Account (as a percentage of average account value)
     Mortality and Expense Risk Fees...............................   1.000%
                                                                     ---------
                                                                     ---------

                        Hartford Stock Annual Expenses
                        (as a percentage of net assets)

 Management Fees...................................................   0.441%
 Other Expenses....................................................   0.016%

 Total (Portfolio Company) Annual Expenses.........................   0.457%
                                                                     ---------
                                                                     ---------


------------


(1) The annual maintenance charge is a single $10 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. In the Example, the annual maintenance fee is approximated as a 0.04% annual asset charge based on the experience of the Contracts.



EXAMPLE



 If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
 at the end of the applicable       at the end of the applicable       Contract, you would pay the
 time period, you would pay the     time period, you would pay the     following expenses on a $1,000
 following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
 investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
 annual return on assets:           annual return on assets:

 1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
  $65    $  98   $ 132    $ 230      $ 65   $  97   $ 132    $ 230      $ 65   $  97   $ 132    $ 230



 Separate Account Two (QP Variable Account) -- Combination Individual and Group
                Allocated Contracts Stock Fund Sub-Account 1.00%
                      Contract Owner Transaction Expenses



 Sales Load (as a percentage of premium payments or amount
   surrendered, as applicable)
     On the first $2,500...........................................   7.000%
 Exchange Fee......................................................  $    0
 Annual Contract Fee...............................................  $   10(1)

 Annual Expenses--Separate Account (as a percentage of average account value)
     Mortality and Expense Risk Fees...............................   1.000%
                                                                     ---------
                                                                     ---------

                        Hartford Stock Annual Expenses
                        (as a percentage of net assets)

 Management Fees...................................................   0.441%
 Other Expenses....................................................   0.016%

 Total (Portfolio Company) Annual Expenses.........................   0.457%
                                                                     ---------
                                                                     ---------


------------


(1) The annual maintenance charge is a single $10 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. In the Example, the annual maintenance fee is approximated as a 0.04% annual asset charge based on the experience of the Contracts.



EXAMPLE



 If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
 at the end of the applicable       at the end of the applicable       Contract, you would pay the
 time period, you would pay the     time period, you would pay the     following expenses on a $1,000
 following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
 investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
 annual return on assets:           annual return on assets:

 1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
  $85    $ 118   $ 152    $ 250      $ 85   $ 117   $ 152    $ 249      $ 85   $ 118   $ 152    $ 250

  Separate Account Two (QP Variable Account) -- Group Variable Only Contracts
                      Money Market Fund Sub-Account 1.00%
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)



 Sales Load (as a percentage of premium payments or amount
   surrendered, as applicable)
     On the first $2,500...........................................   0.000%
 Exchange Fee......................................................  $    0
 Annual Contract Fee (2)...........................................  $    0

 Annual Expenses--Separate Account (as a percentage of average account value)
     Mortality and Expense Risk Fees...............................   1.000%

                    Hartford Bond Annual Operating Expenses
                        (as a percentage of net assets)

 Management Fees...................................................   0.423%
 Other Expenses....................................................   0.021%

 Total (Portfolio Company Annual Expenses..........................   0.444%
                                                                     ---------
                                                                     ---------



EXAMPLE



 If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
 at the end of the applicable       at the end of the applicable       Contract, you would pay the
 time period, you would pay the     time period, you would pay the     following expenses on a $1,000
 following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
 investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
 annual return on assets:           annual return on assets:

 1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
  $15    $  46   $  79    $ 174      $ 15   $  46   $  79    $ 174      $ 15    $ 46   $  79    $ 174

                                    SUMMARY

A. CONTRACTS OFFERED

    The Contracts are designed for use in conjunction with Qualified Pension and Profit-Sharing Plans, HR-10 Plans, Tax-Deferred Annuity Plans (for public school teachers and employees and employees of certain other tax-exempt and qualifying employers), deferred compensation plans for state and local governments (the Contract reserves for which are afforded qualified plan reserve treatment) and IRA's.

B. DEDUCTIONS FOR SALES CHARGES


    Each periodic payment made under the Contracts will be subject to a sales charge deduction and a deduction of .75% of each payment for the Minimum Death Benefit provided by Hartford. (See, "How are the charges in these Contracts made?" page 20.) A further deduction will be made for any Premium Taxes that may be due (see "How much are deductions for Premium Taxes on these Contracts?" on page 22).


C. MINIMUM DEATH BENEFITS


    A Minimum Death Benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 65th birthday or the Annuity Commencement Date (see "What would my Beneficiary receive as death proceeds?" commencing on page 14).


D. ANNUITY OPTIONS


    The Annuity Commencement Date will not be deferred beyond the Participant's 75th birthday or such earlier date may be required by applicable law and/or regulation. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments at age 65 under an option providing for a life Annuity with 120 monthly payments certain (see "What are the available Annuity options under the Contract?" on page 17). However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.


E. DEDUCTIONS FOR PREMIUM TAXES


    Deductions will be made as appropriate, for the payment of any Premium Taxes that may be levied against the Contract. The range is generally between 0% and 3.50%. (see "Charges Under the Contract" commencing on page 20).


F. ASSET CHARGE IN THE SEPARATE ACCOUNT


    For assuming the mortality and expense risks under the Contracts, Hartford will make a daily charge against the value of the Contract held in the Separate Account at the rate of 1.00% per annum on the Bond Fund and Stock Fund Sub-Accounts and .375% per annum on the Money Market Fund Sub-Account. (See "What is the Mortality and Expense Risk Charge?" on page 21.)


G. ANNUAL CONTRACT FEE


    An Annual Contract Fee will be charged against the value of each Participant's Individual Account under a Contract at the end of each calendar year and at the time of full surrender of account values. The Annual Contract Fee is set at $10.00 per year on all Contracts. No Contract fee deduction will be made during the Annuity payment period. (See "Charges Under the Contract" commencing on page 20.)


H. MINIMUM PAYMENT

    The minimum Contribution that may be made each month on behalf of a Participant's Individual Account under a Contract is $30.00 unless the Contract Owner provides otherwise.

I. VOTING RIGHTS OF CONTRACT OWNERS


    Contract Owners and/or vested Participants will have the right to vote on matters affecting the underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interest in the same proportion as shares of the Fund for which instructions have been received by Hartford (see "What are my voting rights?" on page 28).

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    The following information, insofar as it relates to the period ended December 31, 1996, has been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Statement of Additional information, which is incorporated by reference to this Prospectus.



                                                                  YEAR ENDED DECEMBER 31,
                                     ---------------------------------------------------------------------------------
                                      1996     1995     1994     1993    1992    1991    1990    1989    1988    1987
                                     -------  -------  -------  ------  ------  ------  ------  ------  ------  ------
QP VARIABLE ACCOUNT (1.00%)
BOND FUND SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 4.234  $ 3.609  $ 3.795  $3.478  $3.328  $2.887  $2.690  $2.423  $2.275  $2.298
Accumulation unit value at end of
 period............................  $ 4.340  $ 4.234  $ 3.609  $3.795  $3.478  $3.328  $2.887  $2.690  $2.423  $2.275
Number accumulation units
 outstanding at
 end of period (in thousands)......    1,157    1,430    1,668   1,854   1,978   2,151   2,316   2,643   3,393   3,948
QP VARIABLE ACCOUNT (1.00%)
STOCK FUND SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 9.274  $ 6.986  $ 7.192  $6.353  $5.831  $4.726  $4.966  $3.979  $3.378  $3.237
Accumulation unit value at end of
 period............................  $11.420  $ 9.274  $ 6.986  $7.192  $6.353  $5.831  $4.726  $4.966  $3.979  $3.378
Number accumulation units
 outstanding at
 end of period (in thousands)......    3,372    3,837    4,284   4,669   4,890   5,296   5,847   6,576   8,528   9,889
QP VARIABLE ACCOUNT (.825%)
STOCK FUND SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 7.448  $ 5.601  $ 5.756  $5.076  $4.650  $3.763  $3.947  $3.157  $2.675  $2.559
Accumulation unit value at end of
 period............................  $ 9.188  $ 7.448  $ 5.601  $5.756  $5.076  $4.650  $3.763  $3.947  $3.157  $2.675
Number accumulation units
 outstanding at
 end of period (in thousands)......    1,237    1,348    1,435   1,506   1,607   1,726   1,979   2,173   2,274
QP VARIABLE ACCOUNT (.375%)
MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 2.953  $ 2.803  $ 2.706  $2.639  $2.556  $2.419  $2.246  $2.066  $1.931  $1.820
Accumulation unit value at end of
 period............................  $ 3.094  $ 2.953  $ 2.803  $2.706  $2.639  $2.556  $2.419  $2.246  $2.066  $1.931
Number accumulation units
 outstanding at
 end of period (in thousands)......        2        2        2       4       9      28      25      52     169     153

                                  INTRODUCTION


    This Prospectus has been designed to provide you with all the necessary information to make a decision on purchasing Contracts issued in conjunction with Qualified Pension and Profit-Sharing Plans, HR-10 Plans, Tax-Deferred Annuity Plans (for public school teachers and employees and employees of certain other tax-exempt and qualifying employers), deferred compensation plans for state and local governments (the Contract reserves for which are afforded qualified plan reserve treatment) and IRA's. This Prospectus describes only the elements of the Contracts pertaining to the variable portion of the Contract. The Contracts may contain a General Account Option which is not described in this Prospectus. Please read the Glossary of Special Terms on pages 3 and 4 prior to reading this Prospectus to familiarize yourself with the terms being used.


                      THE QP VARIABLE ACCOUNT CONTRACT AND
                   SEPARATE ACCOUNT TWO (QP VARIABLE ACCOUNT)

WHAT IS THE VARIABLE ACCOUNT QP CONTRACT?

    The Contracts, which may be issued on an individual or group basis, are designed for use only with plans which qualify for special tax treatment under a particular section of the Internal Revenue Code, such as tax-deferred annuity plans for public school teachers and employees and employees of certain other tax-exempt organizations; pension and profit-sharing plans; IRA's, plans for self-employed individuals (HR-10's), and deferred compensation plans for State and local governments.

    The group Contracts are issued on an allocated and non-allocated basis. There are three forms of allocated Contracts. One form is a group Contract issued on a variable accumulation only basis. The other forms are individual and group Contracts which permit both fixed and variable accumulations, as does the non-allocated Contract.

    The group allocated Contracts will cover all present and future Participants under the Contract. A Participant under certain allocated Contracts will receive a certificate which evidences participation in the Plan. There are no individual allocations for Participants under the non-allocated Contracts.

    The group variable only accumulation Contracts provide that Contributions made during the accumulation period may only be invested on a variable basis, although Annuity payments may be selected on a variable basis, a fixed basis or a combination of both. The terms and conditions of the Contract are essentially the same as are applicable to other allocated group Contracts described in this Prospectus.

    Contract Owners who have purchased a prior series of Contracts may continue to make Contributions to such Contracts subject to the terms and conditions of their Contracts. New Participants may be added to existing Contracts of the prior series but no new Contracts of that series will be issued. Prior Contract Owners are referred to the Appendix for a description of such earlier Contracts.

WHO CAN BUY THESE CONTRACTS?

    The Contracts are designed for use in conjunction with Qualified Pension and Profit Sharing Plans, HR-10 Plans, Tax Deferred Annuity Plans (for public school teachers and employees and employees of certain other tax exempt and qualifying employers), deferred compensation plans for state and local governments (the Contract reserves for which are afforded qualified plan reserve treatment) and IRA's.

WHAT IS THE SEPARATE ACCOUNT AND HOW DOES IT OPERATE?


    The Separate Account was established on June 2, 1986, in accordance with authorization by the Board of Directors of Hartford. (On March 31, 1988, QP Variable Account was transferred to Separate Account Two and became a series thereof.) It is the separate account in which Hartford sets aside and invests the assets attributable to the Contracts sold under this Prospectus. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law.



    This registration does not, however, involve Securities and Exchange Commission supervision of the management or the investment practices or policies of the Separate Account or Hartford.

    Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Also, in accordance with the Contracts, the assets in the Separate Account attributable to Contracts participating in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. So, you will not be affected by the rate of return of Hartford's general account, nor by the investment performance of any of Hartford's other separate accounts.


    Your contribution is allocated to one or more Sub-Accounts of the Separate Account. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Contributions and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment during the Accumulation Period will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your annuity payments and reserve values will vary in accordance with these factors.


    HARTFORD DOES NOT GUARANTEE THE INVESTMENT RESULTS OF THE SUB-ACCOUNTS OR ANY OF THE UNDERLYING INVESTMENTS. THERE IS NO ASSURANCE THAT THE VALUE OF A CONTRACT DURING THE YEARS PRIOR TO RETIREMENT OR THE AGGREGATE AMOUNT OF THE VARIABLE ANNUITY PAYMENTS WILL EQUAL THE SUM OF ALL CONTRIBUTIONS MADE UNDER THE CONTRACT. SINCE EACH UNDERLYING FUND HAS DIFFERENT INVESTMENT OBJECTIVES, EACH IS SUBJECT TO DIFFERENT RISKS. THESE RISKS ARE MORE FULLY DESCRIBED IN THE ACCOMPANYING FUND PROSPECTUS.



    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. Hartford also reserves the right, subject to compliance with the law to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the contract in the future.


    The Separate Account may be subject to liabilities arising from series whose assets are attributable to other variable annuity Contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.


    Hartford may offer additional Separate Account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


                           OPERATION OF THE CONTRACT

HOW IS A CONTRIBUTION CREDITED?


    Contributions are payable to Hartford by the Contract Owners on behalf of the Participant's Individual Accounts under the Contract for the number of years and in the intervals selected, all as set forth in the Contract.



    The net Contributions to Participant's Individual Accounts under a Contract are applied to purchase Accumulation Units of the selected Sub-Accounts. The number of Accumulation Units purchased is determined by dividing the Contributions amount by the appropriate Accumulation Unit Value on the date the Contribution is credited to the Participant's Individual Account. Initial Contributions are credited to a Participant's Individual Account within two days of receipt of a properly completed application and the initial Contribution. Subsequent Contributions are credited to a Participant's Individual Account on the date following receipt of the Contribution by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999 (or other address as directed). If an application, or any other information is incomplete when received, Contributions will be credited to the Participant's Individual Account within five business days. If an initial Contribution is not credited within five business days, it will be immediately returned unless you have been informed of the delay and request that the Contribution not be returned. Subsequent payments cannot be credited on the same day of receipt unless they are accompanied by adequate instructions.

    The number of Sub-Account Accumulation Units will not change because of a subsequent change in the Accumulation Unit's value, but the dollar value of the Accumulation Unit will vary to reflect the investment experience of the appropriate Fund shares.

MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTIONS?


    The minimum Contribution that may be made at any one time on behalf of a Participant under a Contract is $30 unless the Contract Owner provides for a lower amount. The Contract permits the allocation of Contributions in multiples of 10% of each Contribution among the several Sub-Accounts of Separate Account Two. The minimum amount that may be allocated to any Sub-Account in the Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Hartford.


ARE THERE ANY LIMITS ON CONTRIBUTIONS?


    With respect to all Contracts, Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under a Contract to not more than three times the total Contributions made on behalf of such account during the initial 12 consecutive months of the Account's existence under the Contract at the present guaranteed deduction rates. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the deductions then being made for sales charges, the Minimum Death Benefit and for provision of mortality and expense undertaking.


MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

    Yes, you may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another subject to the terms and conditions of the Contracts.

    The following transfer restrictions apply to Contracts issued or amended on or after May 1, 1992.


    Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding 3 months, to the Money Market Fund Sub-Account are prohibited.



    Similarly, transfers of assets presently held in the Money Market Fund Sub-Account, or which were held in either of these two Sub-Accounts or the General Account during the preceding 3 months, to the General Account are prohibited.



    The right, with respect to both the Contract Owner and a Participant's Individual Account, to transfer monies between Sub-Accounts is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by the Contract Owner/Participant is, or would be, to the disadvantage of other Contract Owners/Participants. Any modification could be applied to transfers to or from the same or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between Sub-Accounts by a Contract Owner/Participant at any one time.



    Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners/Participants. Such transfers must be requested in writing and will be effected as of the date the request is received by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999.


MAY I OBTAIN A CONTRACT IN EXCHANGE FOR ANOTHER CONTRACT?


    Owners of policies of life insurance and annuity Contracts issued by Hartford or any other affiliated company of Hartford issuing such Contracts or policies, as well as any Beneficiary, annuity Contract Participant or Annuitant under any such policy or Contract, may apply any and all of any such policy or Contract proceeds, payable upon the surrender or maturity of any such policy or Contract, to a group or individual Contract with no deductions being made for sales expenses or the Minimum Death Benefit guarantee. The Minimum Death Benefit provision of the Contract will not be applicable to the proceeds of a policy or Contract invested in such a Contract purchased pursuant to the provisions of this section. Any sums thus applied will not be taken into consideration in determining the particular sales charges to be applied in the case of subsequent Contributions. Subsequent Contributions will, however, be subject to sales charge and Minimum Death Benefit guarantee deductions.

WHAT HAPPENS IF A CONTRACT OWNER FAILS TO MAKE CONTRIBUTIONS?


    On Contracts other than flexible funding deferred annuity Contracts, a Contract will be deemed paid-up within 30 days after any anniversary date of the Contract if the Contract Owner has not remitted a Contribution to Hartford during the preceding 12 month period. Effective with a change of the Contract to paid-up status, no further Contributions will be accepted by Hartford and each Participant's Individual Account will be considered an inactive account until the commencement of Annuity payments or until the value of the Participant's Individual Account is disbursed or applied in accordance with the termination provisions (see "How can a Contract be redeemed or surrendered?" on page 14). Once a Contract has been placed on a paid-up status it may not be reinstated. Persons receiving Annuity payments at the time of any change to paid-up status will continue to receive their payments.


    Individual flexible funding deferred annuity Contracts may be reinstated to an active status at any time prior to the selected Annuity Commencement Date by the payment of one Purchase Payment.

MAY I ASSIGN OR TRANSFER MY CONTRACT?


    Some forms of Qualified Plans prohibit the assignment of a Contract or any interest therein. No assignment will be effective until a copy has been filed at the offices of Hartford at Hartford, Connecticut, prior to settlement for Hartford's liability under the Contract. Hartford assumes no responsibility for the validity of any such assignments. Participants may not assign their individual account interests.


HOW DO I KNOW WHAT MY ACCOUNT IS WORTH?

    The value of the Accumulation Units in the Separate Account representing an interest in the appropriate Fund shares that are held under the Contract were initially established on the date that Contributions were first contributed to the appropriate Sub-Account of the Separate Account. The value of the respective Accumulation Units for any subsequent day is determined by multiplying the Accumulation Unit value for the preceding day by the net investment factor of the appropriate investment accounts, as appropriate (see "How is the Accumulation Unit value determined?" below).

    The value of a Participant's Individual Account under a Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Sub-Account Accumulation Units credited to a Participant's Individual Account by the current Accumulation Unit value for the appropriate Sub-Account. There is no assurance that the value in any of the Sub-Accounts will equal or exceed the Contributions made by the Contract Owner to such Sub-Accounts.

HOW IS THE ACCUMULATION UNIT VALUE DETERMINED?


    The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each "Valuation Day" by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period and subtracting from that amount the amount of any charges assessed during the Valuation Period then ending. You should refer to the prospectus for each of the Funds which accompany this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract.


HOW ARE THE UNDERLYING FUND SHARES VALUED?


    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying prospectus for each of the Funds.

                              PAYMENT OF BENEFITS

WHAT WOULD MY BENEFICIARY RECEIVE AS DEATH PROCEEDS?


    The Contracts provide that in the event the Participant dies before the selected Annuity Commencement Date or the Participant's age 65 (whichever occurs first) the Minimum Death Benefit payable on such Contract will be the greater of (a) the value of the Participant's Account determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Contributions made to such Contract, reduced by any prior partial surrenders.



    The Minimum Death Benefit may be taken by the Beneficiary in a single sum, in which case payment will be made within seven days of receipt of proof of death by Hartford, unless subject to postponement as explained below. In lieu of payment in one sum, the Beneficiary may elect that the amount be applied under any one of the optional Annuity forms provided. (See "What are the available Annuity options under the Contract?" on page 17.)



    An election to receive Death Benefits under a form of Annuity must be made prior to a lump sum settlement with Hartford and within one year after the death by written notice to Hartford at its home office, P.O. Box 2999, Hartford, Connecticut, 06104-2999.


    Benefit proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20.00 on either a variable or fixed basis, or $20.00 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Individual Account after retirement.

HOW CAN A CONTRACT BE REDEEMED OR SURRENDERED?

    THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS (A) ATTAINED AGE 59 1/2, (B) TERMINATED EMPLOYMENT, (C) DIED, (D) BECOME DISABLED, OR (E) EXPERIENCED FINANCIAL HARDSHIP.

    DISTRIBUTIONS DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.


    HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE WITH OR WITHOUT TAX PENALTY, IN ANY PRACTICAL SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.


    INDIVIDUAL CONTRACTS

    At any time prior to the Annuity Commencement Date, the Contract Owner, subject to any IRS provisions applicable thereto, has the right to surrender the value of the Contract in whole or in part.


    In the event of a complete surrender of the Contract Owner's interest under an individual Contract, then after deduction of the Annual Contract Fee (see "Are there any administrative charges?" on page 22), the following options shall be available:



     1.The termination value of the individual Contract may be applied to provide for fixed or variable Annuity payments or a combination thereof commencing immediately under the selected Annuity option (see "What are the available Annuity options under the Contract?" on page 17).



     2.The termination value of the individual Contract may be taken in the form of a lump sum cash settlement. The amount received will be determined by the value of the Individual Account next computed after receipt by Hartford at its home office, P. O. Box 2999, Hartford, CT 06104-2999 of a written request for complete surrender. The value of the Individual Account may be more or less than the amount of Contributions made to the Contract.

     3.The Contract Owner may partially surrender an Individual Account under an individual Contract and receive the amount requested as determined by the value of the account next computed after receipt by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999 of a written request for a partial surrender.


    Any such full or partial surrender described above may affect the continuing tax qualified status of some accounts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with his tax advisor before undertaking any such surrender.

    GROUP CONTRACTS

    On termination of Contributions to a group Contract by the Contract Owner on behalf of a Participant's Individual Account prior to the selected Annuity Commencement Date for such Account, the Contract Owner will have the following options:


     1.To continue a Participant's Individual Account in force under the
       Contract. Under this option, when the selected Annuity Commencement Date arrives, the Participant will begin to receive Annuity payments under the selected Annuity option under the Contract. (See "What are the available Annuity options under the Contract?" on page 17). At any time in the interim, the Contract Owner or the Participant as appropriate, may surrender the Individual Account for a lump sum cash settlement in accordance with 4. below.



     2.To provide Annuity payments immediately. The Accumulation Unit values in a Participant's Individual Account may be applied to provide for fixed or variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity Option (see "What are the available Annuity options under the Contract?" on page 17).



     3.To continue to make Contributions under an individual variable annuity
       Contract of the type then being issued by Hartford. In this event, the value of a Participant's Individual Account will be transferred into an individual Contract without any deductions being made, but subject to the deductions applicable to such individual Contract as to any subsequent payments.



     4.To surrender a Participant's Individual Accounts under the Contract for a lump sum cash settlement. In this event, the Annual Contract Fee will be deducted as described on page 8. On any variable account the amount received will be the net termination value determined by the Accumulation Unit values of the Account next computed after receipt by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999 of a written request for complete surrender.


IS A PARTIAL TERMINATION OF A CONTRACT ALLOWED?

    If any partial termination request exceeds 90% of the present value of a Participant's Individual Account or of the Active Life Fund under a Contract at the time of a request for withdrawal, such request will be considered a request for complete termination of that Account or Contract, and no further Contributions may be made for that Participant's Individual Account or Contract. A request for a partial termination must specify the allocation of the partial termination between fixed and variable accounts and if from the variable accounts, the allocation among the Sub-Accounts. If no allocation is specified, the requested amount is taken out of all applicable Sub-Accounts on a pro rata basis.


    Repayment of any partial termination may be made at any time before one month prior to the date on which Annuity payments are to begin on the Participant's Individual Account. While no deduction will be made for sales or Minimum Death Benefit expenses, Hartford may apply its then current Annuity rates to any such repayment.


    Except as specified above, no partial termination will directly affect future requirements that the Contract Owner make stipulated payments or Contributions to the Contract, nor the maturity date of the Contract or of a Participant's Individual Account. If the Contract Owner has a plan calling for stipulated periodic payments or Contributions, he may repay amounts received upon any such partial termination at the same time that he makes stipulated payments or Contributions, provided that the amount repaid is at least $30.00. In making any such repayment the Contract Owner shall specify in writing that such a repayment is being made, as well as how the repayment is to be reallocated among Sub-Accounts, otherwise appropriate sales and other expenses shall apply to such amounts.

    Payment on request for any partial termination will be made within seven days of receipt of the written request by Hartford unless subject to postponement as explained below.


CAN PAYMENT OF THE REDEMPTION OR SURRENDER VALUE EVER BE POSTPONED BY HARTFORD BEYOND THE SEVEN DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


    Except for the above situations, payment on any request for surrender will be made as soon as possible and in any event no later than seven days after the written request is received by Hartford.


MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Except with respect to Option 5 (on a variable payout), once Annuity payments have commenced for an Annuitant, no surrender of the Annuity benefit can be made for the purpose of receiving a lump sum settlement in lieu thereof. Any surrender out of Option 5 will be subject to contingent deferred sales charges, if applicable.

MAY I REINVEST AFTER A REDEMPTION?

    Variable annuity Contract Owners who have redeemed the value of their variable Contracts in full shall have the right to reinvest the proceeds of redemption in a new variable annuity Contract without any deduction being made for sales charges provided that such reinvestment is effected within 30 days after such redemption. This reinvestment privilege shall not be available to any Contract Owner who has previously exercised the privilege.

CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


    A group Contract may be suspended by the Contract Owner by giving written notice of such suspension to Hartford at its home office in Hartford, Connecticut at least 90 days prior to the effective date of such suspension.



    A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract, as described under the caption "Can a Contract be modified?" which modifications would have become effective on or before that anniversary. Upon suspension, Contributions will continue to be accepted by Hartford under the Contract, and subject to the terms thereof, as they are applicable to Participant's Individual Accounts under the Contracts prior to such suspension, but no Contributions will be accepted on behalf of any new Participant's Individual Account. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a Contract will not preclude the Contract Owner's applying existing Participant's Individual Accounts under Separate Account Two, as appropriate, to the purchase of Fixed or Variable Annuity benefits.


HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND FORM OF ANNUITY?

    The Contract Owner selects an Annuity Commencement Date and an Annuity option (see below). The Annuity Commencement Date may not be deferred beyond a Participant's 75th birthday or such earlier date may be required by applicable law and/or regulation. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin.


    The Contracts contain five optional Annuity forms, which may be selected on either a fixed or variable annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments at age 65 under Option 2 with 120 monthly payments certain. However, Hartford will not assume responsibility in determining or monitoring minimum distribution beginning at age 70 1/2.


    When an Annuity is effected under a Contract, unless otherwise specified, General Account Accumulation Units will be applied to provide a Fixed Annuity and Separate Account Sub-Account Accumulation Units will be applied to provide a Variable Annuity.

    The Contract Owner should consider the question of allocation of Contract values among the Fixed Income Fund Sub-Account, the Stock Fund Sub-Account and the General Account to make certain that annuity payments are based on the investment alternative best suited to the Contract Owner's needs. Annuity payments may not be based on the Money Market Fund Sub-Account. Unless otherwise directed by a Contract Owner, such interest shall be transferred to the Fixed Income Fund Sub-Account and Stock Fund Sub-Account, and allocated to such Sub-Accounts in the same proportion as such interests are held in the Participant's Individual Account.

WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?


    The minimum Annuity payment is $20.00. No election may be made which results in a first payment of less than $20.00. If at any time Annuity payments are or become less than $20.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $20.00.


WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACT?


    OPTION 1: LIFE ANNUITY



    A life annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the other life options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.


    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

    *OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN


    This Annuity Option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then the present value as of the date of the Participant's death at the current dollar amount at the date of death of any remaining guaranteed monthly payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford.


    *OPTION 3: UNIT REFUND LIFE ANNUITY

    This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:

                        total amount applied under the option
 (a)  =                    at the Annuity Commencement Date
         --------------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

         number of Annuity Units represented by         number of monthly
 (b)  =  each monthly Annuity Payment made         X    Annuity Payments made


    The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford.


    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

    At the Annuitant's death, payments will continue to be made to the contingent annuitant, if living for the remainder of the contingent annuitant's life. When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly annuity payment will continue to be paid to the contingent annuitant.

    It would be possible under this Option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.

    *OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD


    An amount payable monthly for the number of years selected which may be from one to thirty years. Under this Option, the Contract Owner or Annuitant may, at any time, surrender the Annuity and receive, within seven days, the current value of the account.



    In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford.



* ON QUALIFIED PLANS, OPTIONS 2, 3 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS, OR IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY HARTFORD.

--------------------------------------------------------------------------------
UNDER ANY OF THE ANNUITY OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.
--------------------------------------------------------------------------------

HOW ARE ANNUITY PAYMENTS DETERMINED?


    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (see "How is the Accumulation Unit value determined?" commencing on page 13) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.



    When Annuity payments are to commence, the value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.



    The first monthly payment varies according to the form of Annuity selected. The Contract cites Annuity tables derived from the 1983a Individual Annuity Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% or 5.00% per annum. The total first monthly Annuity payment, is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contract. With respect to fixed annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contracts.



    The A.I.R. assumed in the mortality tables would produce level Annuity payments if the net investment rate remained constant. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.


    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how the rates work:

                        ILLUSTRATION OF ANNUITY PAYMENTS:
             (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN


  1. Net amount applied........................................  $ 139,782.50
  2. Initial monthly income per $1,000 of payment applied......          6.13
  3. Initial monthly payment (1 X 2  DIVIDED BY 1,000).........  $     856.87
  4. Annuity Unit Value........................................         3.125
  5. Number of monthly annuity units (3  DIVIDED BY 4).........       274.198
  6. Assume annuity unit value for second month equal to.......         2.897
  7. Second monthly payment (6 X 5)............................  $     794.35
  8. Assume annuity unit value for third month equal to........         3.415
  9. Third month payment (8 X 5)...............................  $     936.39


    The above figures are simply to illustrate the calculation of a variable annuity and have no bearing on the actual record of any Separate Account.

CAN A CONTRACT BE MODIFIED?


    At any time Hartford reserves the right to modify the Contract, if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


    INDIVIDUAL CONTRACTS


    The Contracts may, subject to any federal and state regulatory restrictions, be modified at any time by written agreement between the Contract Owner and Hartford. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or Internal Revenue Service.


    GROUP CONTRACTS


    The Contracts may be modified at any time by written agreement between the Contract Owner and Hartford. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulations of the U.S. Treasury Department or the Internal Revenue Service.



    On and after the fifth anniversary of any Contract Hartford may change, from time to time, any or all of the terms of the group Contract by giving 90 days advance notice to the Contract Owner, except that the mortality and Minimum Death Benefit undertakings and the deductions for sales expenses and the Annual Contract Fee which are applicable at the time a Participant's Individual Account is established under the Contract will continue to be applicable except as limited below.



    Hartford may also modify the Contract at any time with respect to deductions and undertakings enumerated in the preceding paragraph on Contributions to a Participant's Individual Account in any year in excess of three times the total Contributions actually made to such account during its initial 12 consecutive months of participation under the Contract. The deductions and undertakings applicable to such excess Contributions when first made will continue to be applicable to such excess Contributions each and every year they are made.

                           CHARGES UNDER THE CONTRACT

HOW ARE THE CHARGES UNDER THESE CONTRACTS MADE?

    COMBINATION INDIVIDUAL AND GROUP ALLOCATED CONTRACTS

    These Contracts are issued on an individual and group basis and provide for fixed (General Account) and variable (Separate Account) accumulations and annuity payouts and are generally referred to as "combination Contracts." Contributions made on behalf of a Participant's Individual Account pursuant to the terms of the allocated combination Contracts are subject to the following deductions:

                              PORTION REPRESENTING

                                                                                                               TOTAL
AGGREGATE CONTRIBUTION                                                                                     DEDUCTIONS AS
AMOUNT TO THE FIXED                                                                                           % OF NET
INCOME FUND AND STOCK                                             TOTAL          SALES      MINIMUM DEATH      AMOUNT
FUND SUB-ACCOUNTS ONLY*                                         DEDUCTION      EXPENSES        BENEFIT        INVESTED
------------------------------------------------------------  -------------  -------------  -------------  --------------
On the first $2,500.........................................        7.00%          6.25%           .75%          7.53%
On the next $47,500.........................................        3.50%          2.75%           .75%          3.63%
On the next $50,000.........................................        2.00%          1.25%           .75%          2.04%
On the excess over $100,000.................................        1.00%           .25%           .75%          1.01%

* THIS ILLUSTRATION DOES NOT ASSUME THE PAYMENT OF ANY PREMIUM TAXES. THE MONEY MARKET FUND SUB-ACCOUNT IS NOT AVAILABLE UNDER THESE CONTRACTS.

    Notwithstanding the above, when an employer making application for a group allocated Contract where the annualized stipulated purchase payments with respect to all Participants is expected to equal or approximate $250,000 at the end of the second anniversary of the Contract, the sales and Minimum Death Benefits deduction on the aggregate Contributions up to and including $2,500 with respect to each Participant shall be at the rate of 5% rather than 7%.

    GROUP VARIABLE ONLY CONTRACTS

    These Contracts are issued on a group basis only and provide for variable (Separate Account) accumulations only during the Accumulation Period under the Contract and for fixed (General Account) and variable (Separate Account) annuity payouts during the Annuity Period. The Money Market Fund Sub-Account was available under this type of Contract prior to December 7, 1981 only.

                              PORTION REPRESENTING

                                                                                                               TOTAL
AGGREGATE CONTRIBUTION                                                                                     DEDUCTIONS AS
AMOUNT TO THE FIXED                                                                                           % OF NET
INCOME FUND AND STOCK                                             TOTAL          SALES      MINIMUM DEATH      AMOUNT
FUND SUB-ACCOUNTS ONLY*                                         DEDUCTION      EXPENSES        BENEFIT        INVESTED
------------------------------------------------------------  -------------  -------------  -------------  --------------
On the first $2,500.........................................        5.00%          4.25%           .75%          5.26%
On the next $47,000.........................................        3.50%          2.75%           .75%          3.63%
On the next $50,000.........................................        2.00%          1.25%           .75%          2.04%
On the excess of $100,000...................................        1.00%           .25%           .75%          1.01%

* THIS ILLUSTRATION DOES NOT ASSUME THE PAYMENT OF ANY PREMIUM TAXES. NO DEDUCTIONS FOR SALES EXPENSES OR THE MINIMUM DEATH BENEFIT ARE MADE AGAINST CONTRIBUTIONS TO THE MONEY MARKET FUND SUB-ACCOUNT.

    Under the schedules shown above, all amounts contributed on behalf of a Participant's Individual Account are aggregated to determine if a particular level of deductions has been reached. Thus, if a Contribution has been made on behalf of a Participant's Account in the amount of $100.00 and total

  Contributions of $2,450 have already been made on a Participant's behalf, the first $50.00 of the Contribution will be subject to a deduction of 7.00% (as in 1. above) and the remainder to a percentage of 3.50%.

    COMBINATION NON-ALLOCATED GROUP CONTRACTS

    A non-allocated group annuity Contract is offered which is designed for use in conjunction with certain qualified pension and profit-sharing plans where the employer has Contracted out the administration of the Plan. The Contracts provide for both fixed (General Account) and variable (Separate Account) accumulations and annuity payouts and are thus another form of combination Contract.

    The Contracts provide for a Contract fee charge of $100 per year and a scale of sales charges as follows:

On the first $5,000..............................................................       5.00%
On the next $45,000..............................................................       3.50%
On the next $50,000..............................................................       2.00%
On the excess over $100,000......................................................       1.25%

    The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's pension or profit-sharing plan. All Contributions are held under the Contract, as directed by the Contract Owner. There are no individual allocations under the Contracts for individual Participants in an employer's plan.

    With the exception of the Minimum Death Benefit provision, which is not available on this Contract, and the charges described above, the new group Contracts have essentially the same terms and provisions as the other Contracts described in this Prospectus.


    Hartford makes the deductions for the Contracts as described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Hartford. Contract distribution expenses may exceed the deduction for sales expenses described above. To the extent that they do, they will be borne by Hartford.


ARE THERE ANY DIFFERENCES IN CHARGES MADE?


    The group Contracts provide for experience rating. In order to experience rate a Contract, actual sales and administrative costs applicable to a particular Contract are determined. If the costs exceed the amounts deducted for such expenses, no additional deduction will be made. If, however, the amounts deducted for such expenses exceed actual costs, Hartford, in its discretion, may allocate all, a portion, or none of such excess as an experience rating credit. If such an allocation is made, the experience credit will be made, as considered appropriate: (1) by reduction in the amount deducted from subsequent contributions for sales expenses; (2) by the crediting of a number of additional Accumulation Units or Annuity Units, as applicable, without deduction of any sales or other expenses therefrom; (3) by waiver of the Annual Contract Fees; or (4) by a combination of the above. Experience rating credits have been given on certain cases.


    Where use of the Contract is appropriate, variable annuity Contracts issued by Hartford may be purchased without a charge for sales or Minimum Death Benefit expenses by members of the board and officers of the Funds, or by any trust, pension, profit-sharing or other benefit plan for any such person or persons.

WHAT IS THE MORTALITY AND EXPENSE RISK CHARGE?


    Although variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s) (note that variable Annuity payments may not be based on the Money Market Fund Sub-Account), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants after retirement or
  (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.



    For assuming these risks under the Contracts, Hartford will make a daily charge against all Contract values held in the Separate Account at the rate of 1.00% per annum on the Fixed Income Fund and Stock Fund Sub-Accounts and .375% per annum on the Money Market Fund Sub-Account. Such charges may not be changed on existing Contracts.

    The mortality undertaking provided by Hartford under the Contracts, assuming the selection of one of the forms of life Annuities, is to make monthly Annuity payments (determined in accordance with the annuity table and other provisions contained in the Contracts) to Contract Owners on Participants' Individual Accounts regardless of how long a Participant may live, and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of a Participant nor an improvement in life expectancy generally will have any adverse effect on the monthly Annuity payments it will receive under the Contract. It thus relieves the Contract Owner from the risk that Participants will outlive funds accumulated.



    The mortality undertaking is based on Hartford's actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its Contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford.


ARE THERE ANY ADMINISTRATIVE CHARGES?

    There will be an Annual Contract Fee deduction from the value of each Participant's Individual Account under the Contracts in the amount of $10.00.

    The Annual Contract Fee will be deducted from the value of each such Account on the last business day of each calendar year; provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the year, then the Annual Contract Fee charge will be deducted from the proceeds of such redemption. No deduction for the Annual Contract Fee will be made during the Annuity Period under the Contracts.

    In the event that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Contract Fee will be charged against the Separate Account and General Account on a pro rata basis.

HOW MUCH ARE THE DEDUCTIONS FOR PREMIUM TAXES ON THESE CONTRACTS?


    A deduction is also made for Premium Taxes, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.50%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Hartford will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct Premium Taxes at the time the taxes are paid, the Contract is surrendered, or the Contract annuitizes.


                        HARTFORD LIFE INSURANCE COMPANY
                                 AND THE FUNDS


WHAT IS HARTFORD?



    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps, on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

WHAT ARE THE FUNDS?

    Hartford Stock Fund, Inc. was organized on March 11, 1976. Hartford Bond Fund, Inc. and HVA Money Market Fund, Inc. were organized on December 1, 1982. All of the Funds were incorporated under the laws of the State of Maryland and are collectively referred to as the "Funds."

    The investment objectives of each of the Funds are as follows:

    HARTFORD BOND FUND, INC.


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities: or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."


    HARTFORD STOCK FUND, INC.


    Seeks long-term capital growth primarily through capital appreciation, with income a secondary consideration, by investing primarily in equity securities.


    HVA MONEY MARKET FUND, INC.*


    Seeks maximum current income consistent with liquidity and preservation of capital.



* THIS FUND IS NOT AVAILABLE UNDER CONTRACTS ISSUED ON OR AFTER DECEMBER 7,
  1981.


    ALL FUNDS


    The Funds are available only to serve as the underlying investment for the variable life insurance and variable annuity Contracts issued by Hartford.



    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life insurance Policyowners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and Policyowners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds, but variable annuity Contract Owners and variable life insurance Policyowners would no longer have the economies of scale resulting from a larger combined fund.



    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. Hartford also reserves the right, subject to compliance with the law to offer additional Funds with differing investment objectives.



    All of the Funds are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Funds.



    Wellington Management Company, L.L.P. serves as sub-investment adviser to Hartford Stock Fund.



    In addition, HL Advisors has entered into an investment services agreement with Hartford Investment Management Company, Inc. ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund and HVA Money Market Fund.



    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' prospectus which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford. The Funds may not be available in all states.

                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

  A. GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.


    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. For detailed information, a qualified tax adviser should always be consulted. This discussion is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.



  B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value determined?" commencing on page 13.) As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.


    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.

  C. INFORMATION REGARDING TAX-QUALIFIED PLANS


    The tax rules applicable to tax qualified contract owners, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, to distributions in excess of specified limits, distributions which do not satisfy certain requirements and certain other transactions with respect to qualified plans. Accordingly, this summary provides only general information about the tax rules associated with use of the Contract by a qualified plan. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person to benefits are controlled by the terms and conditions of the plan regardless of the terms and conditions of the Contract. Some qualified plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisers as to specific tax consequences.


  1. QUALIFIED PENSION PLANS

    Provisions of the Code permit eligible employers to establish pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Corporate employers intending to use these contracts in connection with such plans should seek competent advice.

  2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b)

    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $9,500 or 20% of the employees "includable compensation" for his most recent full year of employment, subject to other adjustments. Special provisions may allow some employees to elect a different overall limitation.

    Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:


    (a) after the participating employee attains age 59 1/2;


    (b) upon separation from service;

    (c) upon death or disability, or

    (d) in the case of hardship.

    The above restrictions apply to distributions of employee contributions made after December 31, 1988, earnings on those contributions, and earnings on amounts attributable to employee contributions held as of December 31, 1988. They do not apply to distributions of any employer or other after-tax contributions, employee contributions made on or before December 31, 1988, and earnings credited to employee contributions before December 31, 1988.

  3. DEFERRED COMPENSATION PLANS UNDER SECTION 457


    Employees and independent contractors performing services for such employers may contribute on a before tax basis to the Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Deferred Compensation Plans maintained by a State ("State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State) or other tax-exempt organization. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or $7,500 (indexed), whichever is less. The plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.



    An employee electing to participate in a Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of Participants and their Beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.



    In general, distributions from a Section 457 Deferred Compensation Plan are prohibited unless made after the participating employee attains the age specified in the plan, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.


  4. INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408

    Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.

  5. TAX PENALTIES

    Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.

    A. PREMATURE DISTRIBUTION


    Distributions from a qualified plan before the Participant attains age
  59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service at or after age 55. A life annuity is defined as a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).


    B. MINIMUM DISTRIBUTION TAX

    If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.


    An individual's interest in a retirement plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



    If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.


    If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    C. EXCESS DISTRIBUTION TAX


    If the aggregate distributions from all IRAs and certain other qualified plans in a calendar year exceed the greater of (i) $150,000, or (ii) $112,500 as indexed for inflation, a penalty tax of 15% is generally imposed on the excess portion of the distribution.


    D. WITHHOLDING

    Periodic distributions from a qualified plan lasting for a period of 10 or more years are generally subject to voluntary income tax withholding. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form. Otherwise, the amount withheld on such distributions is determined at the rate applicable to wages as if the recipient were married claiming three exemptions.

    Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient may elect not to have withholding apply.

    Nonperiodic distributions from other qualified plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:

    1)  the non-taxable portion of the distribution;

    2)  required minimum distributions;

    3)  eligible rollover distributions.

    Eligible rollover distributions are direct payments to an IRA or to another qualified employer plan.


    In general, distributions from plans described in Section 457 of the Code are subject to regular wage withholding rules.


  D. DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated assets account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investment, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


  E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under
  Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.

  F. NON-NATURAL PERSONS, CORPORATIONS

    The annual increase in the value of the Contract is currently includable in gross income of a non-natural person. There is an exception for annuities held by structured settlement companies and annuities held by an employer with respect to a terminated pension plan. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.


  G. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


                                 MISCELLANEOUS

WHAT ARE MY VOTING RIGHTS?


    Hartford shall notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract Owner's accounts may be voted at such meetings. Hartford shall also send proxy materials and a form of instruction by means of which the Contract Owner can instruct Hartford with respect to the voting of the Fund shares held for the Contract Owner's account. In connection with the voting of Fund shares held by it, Hartford shall arrange for the handling and tallying of proxies received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund, including any of its own shares, in the same proportion as shares of that Fund for which instructions have been received.


    Every Participant under a group Contract who has a full (100%) vested interest under a group Contract, shall receive proxy material and a form of instruction by means of which Participants may instruct the Contract Owner with respect to the number of votes attributable to his individual participation under a group Contract.

    A Contract Owner or Participant, as appropriate, is entitled to one full or fractional vote for each full or fractional Accumulation or Annuity Unit owned. The Contract Owner has voting rights throughout the life of the Contract. The vested Participant has voting rights for as long as participation in the Contract continues. Voting rights attach only to Separate Account interests.

    During the Annuity period under a Contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

WILL OTHER CONTRACTS BE PARTICIPATING IN THIS SEPARATE ACCOUNT?

    In addition to the Contracts described in this Prospectus, it is contemplated that other forms of group or individual annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Account.

HOW ARE THE CONTRACTS SOLD?

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account.

    HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as that of Hartford.



    The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.


    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the NASD.

WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?


    Hartford is the custodian of the Separate Account's assets.


ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?


    There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to Federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Lynda Godkin, General Counsel and Secretary, Hartford Life Insurance Companies, P.O. Box 2999, Hartford, CT 06104-2999.


ARE YOU RELYING ON ANY EXPERTS AS TO ANY PORTION OF THIS PROSPECTUS?


    The audited consolidated financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the consolidated financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling your representative or writing:

    Hartford Life Insurance Company,
    Attn: RPVA Administration,
    P.O. Box 2999,
    Hartford, CT 06104-2999

                                    APPENDIX

PRIOR FRONT END LOAD CONTRACTS

    Such Contracts are no longer being issued. Contract Owners may continue to make contributions to those Contracts. The Contracts differ from those described previously in this Prospectus as described below.

INDIVIDUAL FRONT END LOAD CONTRACTS

  A. DEDUCTIONS FOR SALES EXPENSES, MINIMUM DEATH BENEFIT AND ADMINISTRATIVE EXPENSES.

    Purchase Payments made pursuant to the terms of the individual Contracts are subject to a deduction of 8.5%. Of the 8.5%, 6% is for sales expense, 1.75% is for administrative expense and .75% is for the minimum death benefit.

    There are no maintenance fees or transfer fees.


    Administrative and Sales Expenses -- The charge for administrative and sales expense is paid to Hartford for providing administrative personnel, services, equipment, facilities and office space for the proper administration of the Contracts, and sales activities, including field office expense.


  B. OPTIONS AVAILABLE TO ANNUITANT


    Unless prohibited by an endorsement to the Contract, the Annuity Commencement Date may be the first day of any month between the Annuitant's 50th and 75th birthdays, but in the absence of a written election to the contrary, Hartford reserves the right to begin Annuity payments at age 65.


    Unless prohibited by an endorsement to the Contract, the Contract Owner may elect to have the Termination Value applied on the Annuity Commencement Date under any one of the six Annuity Options described below, but in the absence of such election the Termination Value on the Annuity Commencement Date will be applied under the Second Option to provide a Life Annuity with 120 Monthly Payments Guaranteed. The Termination Value applied is determined on the basis of the accumulation unit value on the fifth business day preceding the date annuity payments commence.


    Election of any of these options including any optional Annuity Commencement Date must be made by notice in writing to Hartford at its Home Office at least 30 days prior to the date such election is to become effective.


    Date of Payment -- The first payment under the Deposit Option shall be made at the end of the period selected, measured from the date of approval of the claim for settlement. The first payment under any other option shall be made immediately upon approval of claim for settlement, and subsequent payments shall be made periodically in accordance with the manner of payment elected.

  C. OPTIONS AVAILABLE TO BENEFICIARY


    The Contract Owner, or in the case the Contract Owner shall not have done so, the Beneficiary after the death of the Annuitant, may elect in lieu of payment in one sum, that any amount or part thereof due by Hartford under the Contract to the Beneficiary be applied under any of the Options described below. Such election must be made within one year after the death of the Annuitant by written notice to Hartford at its Home Office.


  D. ANNUITY OPTIONS

    FIRST OPTION -- LIFE ANNUITY

    An annuity payable monthly during the lifetime of payee, ceasing with the last payment due prior to the death of the payee.

    SECOND OPTION -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS
    GUARANTEED

    An annuity payable monthly during the lifetime of the payee including the guarantee that if, at the death of the payee, payments have been made for less than 120 months, 180 months or 240 months (as selected), payments shall be continued to the Beneficiary during the remainder of the selected period. If the Beneficiary dies while receiving payments under this option or if no Beneficiary is designated, a lump sum payment shall be made.

    THIRD OPTION -- UNIT REFUND LIFE ANNUITY

    An annuity payable monthly during the lifetime of the payee ceasing with the last payment due prior to the death of the payee, provided that, at the death of the payee, the Beneficiary will receive an additional payment of the then dollar value of the number of annuity units equal to the excess, if any, of
  (a) over (b) where (a) is the total amount applied under the option divided by the annuity unit value at the effective date of annuity payments and (b) is the number of annuity units represented by each payment multiplied by the number of payments made.

    FOURTH OPTION -- JOINT AND LAST SURVIVOR LIFE ANNUITY

    An annuity payable monthly during the joint lifetime of the payee and a secondary payee, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

    FIFTH OPTION -- PAYMENTS FOR A DESIGNATED PERIOD

    An amount payable monthly for the number of years selected which may be from 1 to 30 years.

    SIXTH OPTION -- PAYMENTS OF A SPECIFIED DOLLAR AMOUNT

    The amount due may be paid in equal annual, semi-annual, quarterly or monthly installments of a designated dollar amount (not less than $75.00 per annum per $1,000 of the original amount due) until the remaining balance is less than the amount of one installment. To determine the remaining balance in either Account at the end of any valuation period such balance at the end of the previous period is decreased by the amount of any installment paid during the period and the result multiplied by the net investment factor for the period. If the remaining balance at any time is less than the amount of one installment, such balance will be paid and will be the final payment under the option.

    DEPOSIT OPTION -- INVESTMENT INCOME


    The amount due may be left on deposit with Hartford in its General Account and a sum will be paid annually, semi-annually, quarterly or monthly, as selected, which shall be equal to the net investment rate for the period multiplied by the amount remaining on deposit.


  E. ALLOCATION OF ANNUITY

    At the time election of one of the first five Annuity Options is made, the person electing the option may further elect to have the Termination Value (amount due) applied to provide a variable annuity, a fixed dollar annuity or a combination of both. An election of the Sixth Option may specify that the net investment factor for the Separate Account or the General Account is to apply or the amount due may be split between the two Accounts. If no election is made to the contrary, that portion of the amount due from the Separate Account shall be applied to provide a variable annuity and that portion of the amount due from the General Account shall be applied to provide a fixed dollar annuity. Election of the Deposit Option shall constitute election of fixed income.

  F. CONTRIBUTIONS

    The minimum contribution under the Contract is $20.00.

GROUP FRONT END LOAD CONTRACTS

  A. DEDUCTIONS FOR SALES EXPENSES AND MINIMUM DEATH BENEFIT

    Purchase Payments made pursuant to the terms of the group Contracts are subject to a deduction of 6%. Of the 6%, 5.25% is for sales expense and .75% is for the minimum death benefit.


    Administrative and Sales Expenses -- The charge for administrative and sales expense is paid to Hartford for providing administrative personnel, services, equipment, facilities and office space for the proper administration of the Contracts and sales activities, including field office expense.

  B. ELECTION OF OPTIONAL ANNUITIES


    A Participant may elect to have his payments made under any of the Optional Annuity Forms provided such election is received in writing by Hartford at its Home Office at least 30 days prior to his Annuity Commencement Date. If no such election is given to Hartford, the Annuity will be a Life Annuity with 120 Payments Guaranteed as described in Option 2.


  C. OPTIONAL ANNUITY FORMS

    OPTION 1 -- LIFE ANNUITY

    An annuity payable monthly during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

    OPTION 2 -- LIFE ANNUITY WITH 120 OR 180 MONTHLY PAYMENTS GUARANTEED


    An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 120 or 180 months, as elected, annuity payments will be continued during the remainder of said period to the Beneficiary or Beneficiaries designated by the Participant. If no Beneficiary is designated, or if a Beneficiary dies while receiving annuity payments, the present value, computed as of the date notice of death is received in writing by Hartford at its home office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he not died, computed on the basis of the selected Assumed Interest Rate, compounded annually, shall be paid in a lump sum in accordance with the provisions of the Contract. The annuity unit value for the day on which notice of death is received at Hartford's Home Office shall be used for the purposes of determining the lump sum payment.


    OPTION 3 -- UNIT REFUND LIFE ANNUITY


    An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due prior to the death of the Annuitant, provided that an additional payment will be made in an amount equal to the annuity unit value, as of the date that notice of death is received in writing by Hartford at its Home Office, multiplied by a number equal to the excess, if any, of (a) over (b), where (a) is the total amount applied under the option, divided by the annuity unit value at the Annuity Commencement Date, and (b) is the product of the number of annuity units represented by each payment and the number of payments made.


    OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

    An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person and thereafter during the remaining lifetime of the survivor.

    All payments under any of these options will be determined in accordance with the Contracts. The Company reserves the right to require proof satisfactory to it of the age of an Annuitant and any joint Annuitant prior to making the first payment under any of these options.

  D. CONTRIBUTIONS

    The minimum contribution under the Contract is $20.00.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION



 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..........................
 SAFEKEEPING OF ASSETS...................................................
 INDEPENDENT PUBLIC ACCOUNTANTS..........................................
 DISTRIBUTION OF CONTRACTS...............................................
 CALCULATION OF YIELD AND RETURN.........................................
 PERFORMANCE COMPARISONS.................................................
 FINANCIAL STATEMENTS....................................................

This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

        a.  attained age 59 1/2

        b.  terminated employment

        c.  died, or

        d.  become disabled.

Distributions of post December 31, 1988 contributions may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life Insurance Company
    Attn: RPVA Administration
    P.O. Box 2999
    Hartford, CT 06104-2999

Name of Contract Owner/Participant: ____________________________________________
Address: _______________________________________________________________________
City or Plan/School District: __________________________________________________
Date: __________________________________________________________________________

    To Obtain a Statement of Additional
Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: RPVA Administration
    P.O. Box 2999
    Hartford, CT 06104-2999

    Please send a Statement of Additional
Information for the Variable Annuity Contract to
me at the following address:
    _________________________________________
                       Name
     _________________________________________
                      Address
     _________________________________________
         City/State               Zip Code

     PRINCIPAL UNDERWRITER
     Hartford Securities Distribution Company, Inc. (HSD)
     Hartford Plaza, Hartford, CT 06115
                                                                        HARTFORD
     INDEPENDENT AUDITORS FOR HARTFORD
     LIFE INSURANCE COMPANY AND SEPARATE
     ACCOUNT TWO (QP VARIAABLE
ACCOUNT)
                                                                  LIFE INSURANCE
     Arthur Andersen LLP
     Hartford, Connecticut 06103
                                                                         COMPANY
     INSURER
     Hartford Life Insurance Company
                                                            SEPARATE ACCOUNT TWO
     Executive Offices: P.O. Box 2999
                                                (QP VARIABLE ACCOUNT) PROSPECTUS
     Hartford, CT 06104-2999
                                                  for Qualified Plans, Including
                                                     the Prospectus of the Funds
                                                                     May 1, 1997

                                                      VARIABLE ANNUITY CONTRACTS
   [LOGO]

      HV-1008-23

     HARTFORD LIFE INSURANCE COMPANY
                                                                 BULK RATE
     P.O. BOX 2999, HARTFORD, CT 06104-2999
                                                                U.S. POSTAGE
                                                                    PAID
                                                                PERMIT NO. 1
                                                              HARTFORD, CONN.